9. Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2017
Borrowed Funds Tables
Outstanding advances
	2017	2016
Long-Term Advances(1)
FHLBB term advance, 0.00%, due February 26, 2021	$350,000	$350,000
FHLBB term advance, 0.00%, due November 22, 2021	1,000,000	1,000,000
FHLBB term advance, 0.00%, due June 9, 2022	2,000,000	0
FHLBB term advance, 0.00%, due September 22, 2023	200,000	200,000
	3,550,000	1,550,000

Short-Term Advances

FHLBB term advance 0.77% fixed rate, due February 8, 2017	0	10,000,000
FHLBB term advance 0.77% fixed rate, due February 24, 2017	0	10,000,000
FHLBB term advance 0.92% fixed rate, due June 14, 2017	0	10,000,000
	0	30,000,000

	$3,550,000	$31,550,000

(1)	The Company has borrowed a total of $3,550,000 and $1,550,000, respectively, at December 31, 2017 and 2016, under the FHLBB’s Jobs for New England (JNE) program, a program dedicated to supporting job growth and economic development throughout New England. The FHLBB is providing a subsidy, funded by the FHLBB’s earnings, to write down interest rates to zero percent on JNE advances that finance qualifying loans to small businesses. JNE advances must support lending to small businesses in New England that create and/or retain jobs, or otherwise contribute to overall economic development activities.